Derivative Instruments	12 Months Ended
Dec. 31, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative Instruments

12.	Derivative Instruments

The Partnership uses derivative instruments in accordance with its overall risk management policy. The Partnership has not designated derivative instruments described within this note as hedges for accounting purposes.

Foreign Exchange Risk

In May 2012 and September 2013, concurrently with the issuance of NOK 700 million and NOK 900 million, respectively, of senior unsecured bonds (see Note 9), the Partnership entered into cross currency swaps and pursuant to these swaps the Partnership receives the principal amount in NOK on maturity dates of the swaps in exchange for payments of a fixed U.S. Dollar amount. In addition, the cross currency swaps exchange a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal of the Partnership’s NOK-denominated bonds due in 2017 and 2018, and to economically hedge the interest rate exposure. The following table reflects information relating to the cross currency swaps as at December 31, 2013.

					Fair Value /
					Carrying	Weighted-
Principal	Principal	Floating Rate Receivable			Amount of	Average
Amount	Amount	Reference		Fixed Rate	(Liability)	Remaining
NOK	$	Rate	Margin	Payable	$	Term (Years)
700,000	125,000	NIBOR	5.25%	6.88%	(13,246)	3.3
900,000	150,000	NIBOR	4.35%	6.43%	(4,990)	4.7

					(18,236)

Interest Rate Risk

The Partnership enters into interest rate swaps which either exchange a receipt of floating interest for a payment of fixed interest or a payment of floating interest for a receipt of fixed interest to reduce the Partnership’s exposure to interest rate variability on certain of its outstanding floating-rate debt and floating-rate restricted cash deposits. As at December 31, 2013, the Partnership was committed to the following interest rate swap agreements:

			Fair Value /
			Carrying	Weighted-
			Amount of	Average	Fixed
	Interest	Principal	Assets	Remaining	Interest
	Rate	Amount	(Liability)	Term	Rate
	Index	$	$	(years)	(%) (i)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps(ii)	LIBOR	404,464	(66,829)	23.1	4.9
U.S. Dollar-denominated interest rate swaps(ii)	LIBOR	196,574	(40,463)	5.2	6.2
U.S. Dollar-denominated interest rate swaps	LIBOR	90,000	(13,581)	4.7	4.9
U.S. Dollar-denominated interest rate swaps	LIBOR	100,000	(14,624)	3.0	5.3
U.S. Dollar-denominated interest rate swaps(iii)	LIBOR	193,750	(33,614)	15.0	5.2
LIBOR-Based Restricted Cash Deposit:
U.S. Dollar-denominated interest rate swaps(ii)	LIBOR	469,011	81,119	23.1	4.8
EURIBOR-Based Debt:
Euro-denominated interest rate swaps(iv)	EURIBOR	340,221	(31,651)	7.0	3.1

			(119,643)

(i)	Excludes the margins the Partnership pays on its floating-rate term loans, which, at December 31, 2013, ranged from 0.30% to 3.20%.
(ii)	Principal amount reduces quarterly.
(iii)	Principal amount reduces semi-annually.
(iv)	Principal amount reduces monthly to 70.1 million Euros ($96.3 million) by the maturity dates of the swap agreements.

As at December 31, 2013, the Partnership had multiple interest rate swaps and cross currency swaps with the same counterparty that are subject to the same master agreement. Each of these master agreements provide for the net settlement of all swaps subject to that master agreement through a single payment in the event of default or termination of any one swap. The fair value of these interest rate swaps are presented on a gross basis in the Partnership’s consolidated balance sheets. As at December 31, 2013, these interest rate swaps and cross currency swaps had an aggregate fair value asset amount of $81.1 million and an aggregate fair value liability amount of $165.6 million

Credit Risk

The Partnership is exposed to credit loss in the event of non-performance by the counterparties to the interest rate swap agreements. In order to minimize counterparty risk, the Partnership only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transactions. In addition, to the extent practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.

Other Derivatives

In order to reduce the variability of its revenue, the Partnership has entered into an agreement with Teekay Corporation under which Teekay Corporation pays the Partnership any amounts payable to the charterer of the Toledo Spirit as a result of spot rates being below the fixed rate, and the Partnership pays Teekay Corporation any amounts payable to the Partnership by the charterer of the Toledo Spirit as a result of spot rates being in excess of the fixed rate. The fair value of the derivative asset at December 31, 2013 was $6.3 million (December 31, 2012 – $1.1 million).

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s consolidated balance sheets.

	Accounts
	receivable/	Current			Current
	Advances	portion of			portion of
	to	derivative	Derivative	Accrued	derivative	Derivative
	affiliates	assets	assets	liabilities	liabilities	liabilities
As at December 31, 2013
Interest rate swap agreements	4,608	17,044	59,467	(10,960)	(75,615)	(114,187)
Cross currency swap agreement	—	—	—	(155)	(1,365)	(16,716)
Toledo Spirit time-charter derivative	1,544	1,400	3,400	—	—	—

	6,152	18,444	62,867	(11,115)	(76,980)	(130,903)

As at December 31, 2012
Interest rate swap agreements	4,513	16,927	144,247	(10,887)	(48,046)	(245,287)
Cross currency swap agreement	54	285	—	—	—	(2,962)
Toledo Spirit time-charter derivative	—	—	1,100	—	—	—

	4,567	17,212	145,347	(10,887)	(48,046)	(248,249)

Realized and unrealized gains (losses) relating to interest rate swap agreements and the Toledo Spirit time-charter derivative are recognized in earnings and reported in realized and unrealized loss on derivative instruments in the Partnership’s consolidated statements of income and comprehensive income. The effect of the gain (loss) on these derivatives on the Partnership’s consolidated statements of income and comprehensive income is as follows:

	Year Ended December 31,
	2013			2012			2011
	Realized	Unrealized		Realized	Unrealized		Realized	Unrealized
	gains	gains		gains	gains		gains	gains
	(losses)	(losses)	Total	(losses)	(losses)	Total	(losses)	(losses)	Total
Interest rate swap agreements	(38,089)	18,868	(19,221)	(37,427)	5,200	(32,227)	(62,660)	(9,677)	(72,337)
Toledo Spirit time-charter derivative	1,521	3,700	5,221	907	1,700	2,607	(93)	9,400	9,307

	(36,568)	22,568	(14,000)	(36,520)	6,900	(29,620)	(62,753)	(277)	(63,030)

Unrealized and realized (losses) gains relating to cross currency swap agreements are recognized in earnings and reported in foreign currency exchange (loss) gain in the Partnership’s consolidated statements of income and comprehensive income. For the year ended December 31, 2013 and 2012, unrealized losses of ($15.4) million and ($2.7) million, respectively, and realized (losses) gains of ($0.3) million and $0.3 million, respectively, were recognized in earnings.